Property, Plant and Equipment - Useful Life of Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2021
Batteries | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of property, plant and equipment	8 years
Batteries | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of property, plant and equipment	12 years
Machinery equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of property, plant and equipment	2 years
Machinery equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of property, plant and equipment	10 years
Transportation equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of property, plant and equipment	2 years
Transportation equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of property, plant and equipment	5 years
Tooling equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of property, plant and equipment	2 years
Office equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of property, plant and equipment	2 years
Office equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of property, plant and equipment	5 years
Leasehold improvements | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of property, plant and equipment	2 years
Leasehold improvements | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of property, plant and equipment	10 years